Note 9 - Stock-based Compensation Expense	3 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
9.	Stock-Based Compensation Expense

Stock-based compensation expense related to stock option grants was $190,191 and $56,190 during the three-month periods ended March 31, 2022 and 2021, respectively. Stock-based compensation expense related to stock options is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the classification of the individual to whom the award is granted. As of March 31, 2022, there is $1,229,953 of unrecognized compensation expense that we expect to recognize over a weighted-average period of 2.1 years.

During the three-month periods ended March 31, 2022 and 2021 we recorded stock-based compensation expense of $14,960 and $20,600, respectively, associated with common stock issued for consulting and financial advisory services. As of March 31, 2022, there is $4,987 recorded as a prepaid expense for these arrangements, which will be recognized as expense during 2022 over the term of the related agreement.